Employee Benefits - Funded Status of Pension Plans Recognized in Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ (32)	$ (40)
Net prepaid pension cost recognized consists of:
Noncurrent assets	85	80
Current liabilities	(13)	(13)
Noncurrent liabilities	(104)	(107)
Net prepaid pension cost recognized	(32)	(40)
Net unrecognized losses (gains)	329	415
Net unrecognized prior service credit	0	0
Total unrecognized AOCI	329	415
Postretirement Benefit Plan
Net prepaid pension cost recognized consists of:
Net unrecognized losses (gains)	(8)	(8)
Net unrecognized prior service credit	(8)	(9)
Total unrecognized AOCI	$ (16)	$ (17)